CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ₪ / shares
CONSOLIDATED BALANCE SHEETS
Allowance for credit losses (in dollars) | $	$ 505		$ 463
Ordinary shares, par value (in NIS per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	64,611,583		63,998,443
Ordinary shares, shares outstanding	30,506,753		31,688,544
Treasury stock, shares	34,104,830		32,309,899